UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21750

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

(Exact name of registrant as specified in charter)

1800 Avenue of the Stars, Second Floor, Los Angeles, California	90067

(Address of principal executive offices)	(Zip code)
David Shladovsky, Esq.
Kayne Anderson Capital Advisors, L.P., 1800 Avenue of the Stars, Second Floor, Los Angeles, California 90067

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(310) 556-2721

Date of fiscal year end:	November 30, 2006

Date of reporting period:	August 31, 2006

Item 1: Schedule of Investments
KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2006
(amounts in 000’s)
(UNAUDITED)

No. of
Description	Shares/Units	Value

Long-Term Investments - 132.7%
Equity Investments(a) - 114.2%
United States - 81.0%
MLP(b)(c) - 29.5%
Atlas Pipeline Partners, L.P.	190	$8,256
Calumet Specialty Products Partners, L.P.	265	8,540
Copano Energy, L.L.C.	32	1,670
Crosstex Energy, L.P.	122	4,433
Crosstex Energy, L.P. — Senior Subordinated Units, Unregistered(d)(e)	356	10,825
DCP Midstream Partners, LP	54	1,524
Energy Transfer Partners, L.P.	106	5,048
Enterprise Products Partners L.P.	1,773	47,465
Ferrellgas Partners, L.P.	64	1,514
Global Partners LP	124	2,754
Hiland Partners, LP	47	2,125
Holly Energy Partners, L.P.	102	3,942
Inergy, L.P.	174	4,795
Magellan Midstream Partners, L.P.	311	11,475
Martin Midstream Partners L.P.	209	6,985
Natural Resource Partners L.P.	109	6,118
ONEOK Partners, L.P.	192	10,676
Pacific Energy Partners, L.P.	1,000	34,940
Penn Virginia Resource Partners, L.P.	243	6,560
Plains All American Pipeline, L.P.	431	19,843
Plains All American Pipeline, L.P.(d)	233	10,441
Regency Energy Partners LP	324	7,696
Sunoco Logistics Partners L.P.	112	5,042
TC PipeLines, LP	42	1,405
Teekay LNG Partners L.P.	103	3,106
TEPPCO Partners, L.P.	132	4,948
TransMontaigne Partners L.P.	57	1,772
U.S. Shipping Partners L.P.	36	677
Valero L.P.	148	7,645
Williams Partners L.P.	46	1,648

		243,868

MLP Affiliate - 32.3%
Atlas America, Inc.(f)	80	3,659
Buckeye GP Holdings L.P.(c)(g)	15	244
Crosstex Energy, Inc.	176	16,230
Crosstex Energy, Inc. — Unregistered (d)	285	25,530
Enbridge Energy Management, L.L.C.(h)	395	18,548
Energy Transfer Equity, L.P.(c)	721	19,552
Enterprise GP Holdings L.P.(c)	178	6,326
Kinder Morgan, Inc.	673	70,245
Kinder Morgan Management, LLC(h)	2,170	91,579
Magellan Midstream Holdings, L.P.(c)	319	7,162
MarkWest Hydrocarbon, Inc.	92	2,472
ONEOK, Inc.	146	5,603

		267,150

Marine Transportation - 11.5%
Aries Maritime Transport Limited	509	5,584
Arlington Tankers Ltd.	622	14,350
Diana Shipping Inc.	469	6,015
Double Hull Tankers, Inc.	913	13,108
DryShips Inc.	66	934
Eagle Bulk Shipping Inc.	91	1,434
Genco Shipping & Trading Limited	730	16,013
General Maritime Corporation(i)	151	5,687

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
AUGUST 31, 2006
(amounts in 000’s)
(UNAUDITED)

No. of
Description	Shares/Units	Value

Marine Transportation (continued)
Nordic American Tanker Shipping Limited	158	$5,726
Omega Navigation Enterprises, Inc.	201	2,947
Quintana Maritime Limited	226	2,168
Seaspan Corporation	555	12,633
Ship Finance International Limited	283	5,717
Tsakos Energy Navigation Limited	56	2,564

		94,880

Coal - 6.2%
Alpha Natural Resources, Inc.(f)	196	3,557
Arch Coal, Inc.(i)	473	15,478
CONSOL Energy Inc.(i)	205	7,480
Foundation Coal Holdings, Inc.(i)	215	7,708
Massey Energy Company	198	4,992
Peabody Energy Corporation(i)	282	12,428

		51,643

Royalty Trust - 1.3%
Cross Timbers Royalty Trust	27	1,315
Hugoton Royalty Trust	84	2,374
Permian Basin Royalty Trust	256	4,213
San Juan Basin Royalty Trust	81	3,105

		11,007

Other Energy - 0.2%
CNX Gas Corporation(f)	76	1,954

Total United States (Cost $614,765)		670,502

Canada - 33.2%
Royalty Trust - 33.2%
Advantage Energy Income Fund	500	8,032
ARC Energy Trust	730	19,227
Baytex Energy Trust	266	6,437
Bonavista Energy Trust	792	26,420
Bonterra Energy Income Trust	31	996
Canadian Oil Sands Trust	354	10,812
Canetic Resources Trust	1,102	22,658
Crescent Point Energy Trust	1,278	26,476
Duke Energy Income Fund	45	493
Enerplus Resources Fund	347	20,221
Esprit Energy Trust	233	2,888
Fairborne Energy Trust	339	4,525
Focus Energy Trust	290	6,361
Fording Canadian Coal Trust	248	7,480
Harvest Energy Trust	649	20,117
Keyera Facilities Income Fund	76	1,537
NAL Oil & Gas Trust	121	2,256
Pembina Pipeline Income Fund	102	1,570
Penn West Energy Trust	619	25,719
Pengrowth Energy Trust	70	1,619
Peyto Energy Trust	901	18,582
PrimeWest Energy Trust	229	6,957
Progress Energy Trust	166	2,511
Provident Energy Trust	175	2,278
Sequoia Oil & Gas Trust	543	6,555
Shiningbank Energy Income Fund	20	390
Taylor NGL Limited Partnership	86	784
Thunder Energy Trust	239	1,923
Trilogy Energy Trust	81	1,373
Vermilion Energy Trust	179	5,661
Westshore Terminals Income Fund	139	1,412
Zargon Energy Trust	355	10,230

Total Canada (Cost $242,049)		274,500

Total Equity Investments (Cost $856,814)		945,002

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
AUGUST 31, 2006
(amounts in 000’s)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value
Fixed Income Investments - 18.5%
United States - 15.5%
MLP Affiliate - 0.4%
Teekay Shipping Corporation	8.875%	7/15/11	$1,412	$1,483
TransMontaigne Inc.	9.125	6/01/10	1,900	2,030

				3,513

Marine Transportation - 0.5%
OMI Corporation	7.625	12/01/13	4,000	4,000

Coal - 3.4%
Alpha Natural Resources, Inc.	10.000	6/01/12	9,825	10,513
Arch Coal, Inc.	6.750	7/01/13	4,000	3,860
Foundation Coal Holdings, Inc.	7.250	8/01/14	6,920	6,730
James River Coal Company	9.375	6/01/12	3,500	3,246
Massey Energy Company	6.875	12/15/13	4,000	3,710

				28,059

Other Energy - 11.2%
Allis-Chalmers Energy Inc.	9.000	1/15/14	3,000	3,052
Carrizo Oil & Gas, Inc.	(j)	7/21/10	14,946	15,245
CDX Funding, LLC	(k)	3/31/13	10,500	10,736
Clayton Williams Energy, Inc.	7.750	8/01/13	10,000	9,350
Coldren Resources, Inc.	(l)	7/14/11	1,039	1,054
Coldren Resources, Inc.	(m)	7/14/11	6,461	6,558
Mariner Energy, Inc.	7.500	4/15/13	7,000	6,808
NRG Energy, Inc.	7.250	2/01/14	2,500	2,469
NRG Energy, Inc.	7.375	2/01/16	2,500	2,462
Targa Resources, Inc.	8.500	11/01/13	22,500	22,444
Trident Exploration Corp.	(n)	11/26/11	10,369	10,421
Trident Exploration Corp.	(o)	11/26/11	2,300	2,357

				92,956

Total United States (Cost $130,482)				128,528

Canada - 3.0%
Royalty Trust - 3.0%
Baytex Energy Ltd.	9.625	7/15/10	13,050	13,670
Harvest Operations Corp.	7.875	10/15/11	11,500	11,069

Total Canada (Cost $25,303)				24,739

Total Fixed Income Investments (Cost $155,785)				153,267

Total Long-Term Investments (Cost $1,012,599)				1,098,269

Short-Term Investment - 3.8%
Repurchase Agreement - 3.8%
Bear, Stearns & Co. Inc. (Agreement dated 8/31/06 to be repurchased at $31,262), collateralized by $32,165 in U.S. Treasury Bond Strips (Cost $31,257)	5.230	9/01/06		31,257

Total Investments - 136.5% (Cost $1,043,856)				1,129,526

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
AUGUST 31, 2006
(amounts in 000’s, except option contracts written)
(UNAUDITED)

	No. of
Description	Contracts	Value
Liabilities

Option Contracts Written(f)
United States
Coal
Arch Coal, Inc., call option expiring 9/16/06 @ $35.00	700	$(25)
CONSOL Energy Inc., call option expiring 9/16/06 @ $45.00	750	(8)
CONSOL Energy Inc., call option expiring 9/16/06 @ $40.00	500	(15)
Foundation Coal Holdings, Inc., call option expiring 9/16/06 @ $40.00	860	(21)
Peabody Energy Corporation, call option expiring 9/16/06 @ $52.50	500	(5)

		(74)

Marine Transportation
General Maritime Corporation, call option expiring 9/16/06 @ $40.00	750	(7)

Total Option Contracts Written (Premiums received $1,047)		(81)

Other Liabilities		(13,106)

Total Liabilities		(13,187)
Unrealized Appreciation on Interest Rate Swap Contracts		3,121
Other Assets		8,316

Total Liabilities in Excess of Other Assets		(1,750)
Preferred Stock at Redemption Value		(300,000)

Net Assets Applicable to Common Stockholders		$827,776

(a)	Unless otherwise noted, equity investments are common units/common shares.

(b)	Includes Limited Liability Companies.

(c)	Security is treated as a publicly traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly traded partnerships. It is the Fund’s intention to be treated as a RIC for tax purposes.

(d)	Fair valued securities, restricted from public sale.

(e)	Security is currently not paying cash distributions but is expected to pay cash distributions within the next 18 months.

(f)	Security is non-income producing.

(g)	Security is currently non-income producing but is expected to pay distributions within the next 12 months.

(h)	Distributions are paid-in-kind.

(i)	Security or a portion thereof is segregated as collateral on option contracts written.

(j)	Floating rate second lien credit facility. Security pays interest at a rate of LIBOR + 600 basis points (11.33% as of August 31, 2006).

(k)	Floating rate senior secured second lien term loan facility. Security pays interest at a rate of LIBOR + 525 basis points (10.73% as of August 31, 2006).

(l)	Floating rate letter of credit facility. Security pays interest at a rate of LIBOR less 12.5 basis points (5.37% as of August 31, 2006).

(m)	Floating rate senior secured first lien term loan. Security pays interest at a rate of LIBOR + 400 basis points (9.33% as of August 31, 2006).

(n)	Floating rate unsecured term loan facility. Interest is paid-in-kind at a rate of LIBOR + 950 basis points (14.99% as of August 31, 2006).

(o)	Floating rate senior secured second lien term loan facility. Security pays interest at a rate of LIBOR + 750 basis points (12.99% as of August 31, 2006).

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONCLUDED)
AUGUST 31, 2006
(amounts in 000’s, except per share/unit amounts)
(UNAUDITED)
Certain of the Fund’s investments are restricted as to resale and are valued as determined in accordance with procedures established by the Board of Directors. The table below shows the number of shares/units held, the acquisition date, aggregate cost and fair value as of August 31, 2006, value per share/unit of such security, percent of net assets applicable to common stockholders and percent of total assets which the security comprises:

		Number of		Purchase
		Shares/Units	Acquisition	Price	Cost	Fair Value	Value Per	Percent of	Percent of
Investment	Security	(in 000’s)	Date	(in 000’s)	(in 000’s)	(in 000’s)	Share/Unit	Net Assets (1)	Total Assets
Crosstex Energy, Inc.	Common Shares(2)	285	6/29/06	$20,000	$20,000	$25,530	$89.57	3.1%	2.2%
Crosstex Energy, L.P.	Senior Subordinated Units(2)	356	6/29/06	10,000	10,000	10,825	30.37	1.3	1.0
Plains All American Pipeline, L.P.	Common Units	233	7/26/06	10,000	9,848	10,441	44.90	1.3	0.9

				$40,000	$39,848	$46,796		5.7%	4.1%

(1)	Applicable to common stockholders.

(2)	Unregistered security.
At August 31, 2006, the identified cost basis of investments for Federal income tax purposes was $1,039,974. At August 31, 2006, gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation	$111,716
Gross unrealized depreciation	(22,164)

Net unrealized appreciation	$89,552

The cost basis for federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included in this footnote.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on August 3, 2006 with a file number 811-21750.
Other information regarding the Fund is available in the Fund’s most recent semi-annual report. This information is also available on the Fund’s website at http://www.kayneetr.com or on the website of the Securities and Exchange Commission, http://www.sec.gov.

Item 2: Controls and Procedures
     (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.
     (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3: Exhibits
1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chairman, President and Chief Executive Officer
Date:	October 30, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chairman, President and Chief Executive Officer
Date:	October 30, 2006

/s/ Terry A. Hart
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	October 30, 2006